LOSS PER SHARE (Tables)	12 Months Ended
Feb. 28, 2025
Earnings Per Share [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE

The net loss per common share amounts were determined as follows:

	For the Year Ended
	February 28,	February 29,
	2025	2024
Numerator:
Net loss available to common shareholders	$(18,935,592)	$(20,708,716)

Effect of common stock equivalents
Less redemption dividend to Series F and Series B preferred shareholders	(423,476)	—
Net loss adjusted for common stock equivalents	(19,358,968)	(20,708,716)

Denominator:
Weighted average shares - basic	11,647,673,315	7,080,914,317

Net loss per share – basic	$(0.00)	$(0.00)

Denominator:
Weighted average shares – diluted	11,647,673,315	7,080,914,317

Net loss per share – diluted	$(0.00)	$(0.00)

SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS

The anti-dilutive shares of common stock equivalents for the years ended February 28, 2025 and February 29, 2024 were as follows:

	For the Year Ended
	February 28,	February 29,
	2025	2024
Convertible Class F Preferred Shares	49,722,965,500	31,873,690,805
Stock options and warrants	229,499,580	489,262,696
Total	49,952,465,080	32,362,953,501